Pension Plans and Other Benefits - Changes in Defined Benefit Obligations and Plan Assets (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Amounts recognized in the consolidated balance sheets:
Unfunded pension obligations in noncurrent liabilities	$ (117.1)	$ (204.4)
Amounts recognized in accumulated other comprehensive (income) loss:
Accumulated benefit obligation for the defined benefit pension plans	686.2	629.0
North American Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	635.5	524.7
Service cost	5.0	3.7	3.9
Interest cost	36.2	37.3	34.8
Plan amendments	5.8	3.0
Actuarial gain	28.4	89.7
Currency fluctuations	18.4	6.1
Employee contribution	0	0
Benefits paid	(35.0)	(29.0)
Benefit obligation at end of year	694.3	635.5	524.7
Change in plan assets:
Fair value at beginning of year	522.4	468.5
Currency fluctuations	14.6	5.8
Actual return	85.6	71.6
Company contribution	42.4	5.5
Employee contribution	0	0
Benefits paid	(35.0)	(29.0)
Fair value at end of year	630.0	522.4	468.5
Funded status of the plans at May 31	(64.3)	(113.1)
Amounts recognized in the consolidated balance sheets:
Unfunded pension obligations in current liabilities	(0.7)	(0.7)
Unfunded pension obligations in noncurrent liabilities	(63.6)	(112.4)
Amounts recognized in accumulated other comprehensive (income) loss:
Prior service costs	15.2	9.6
Actuarial (gain)/loss	99.5	121.4
North American Postretirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	99.7	80.0
Service cost	0.4	0.7	0.6
Interest cost	3.1	5.5	6.1
Plan amendments	0	(19.6)
Actuarial gain	(38.7)	38.2
Currency fluctuations	1.1	0.3
Employee contribution	0.1	0.2
Benefits paid	(5.6)	(5.6)
Benefit obligation at end of year	60.1	99.7	80.0
Change in plan assets:
Fair value at beginning of year	0	0
Currency fluctuations	0	0
Actual return	0	0
Company contribution	5.5	5.4
Employee contribution	0.1	0.2
Benefits paid	(5.6)	(5.6)
Fair value at end of year	0	0	0
Funded status of the plans at May 31	(60.1)	(99.7)
Amounts recognized in the consolidated balance sheets:
Unfunded pension obligations in current liabilities	(7.0)	(8.0)
Unfunded pension obligations in noncurrent liabilities	(53.1)	(91.7)
Amounts recognized in accumulated other comprehensive (income) loss:
Prior service costs	(6.6)	(8.9)
Actuarial (gain)/loss	$ (14.5)	$ 23.5